RELATED PARTIES BALANCES AND TRANSCATIONS - Schedule of Revenue, Cost of Revenue and Selling, General and Administrative Expenses Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Revenue	$ 16	$ 429	$ 1,105
Costs of revenues and Selling, general and administrative expenses	(783)	(994)	(855)
Enigma.art LLC
Disclosure of transactions between related parties [line items]
Revenue	16	429	915
Costs of revenues and Selling, general and administrative expenses	0	0	(75)
Studio Eter LLC
Disclosure of transactions between related parties [line items]
Revenue	0	0	190
Falcon Uru LLC
Disclosure of transactions between related parties [line items]
Costs of revenues and Selling, general and administrative expenses	$ (783)	$ (994)	$ (780)